Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 29, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Operational Loss
Percentage of future proceeds sold	45.00%
Sale of future claims proceeds	$ 5,000
Other operational loss		1,125	1,226	4,050
Commercial Claim
Other Operational Loss
Other operational loss			$ 1,131